Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8	INTANGIBLE ASSETS

	December 31, 2022	December 31, 2023
	RM	RM	USD
Cost

At January 1	-	-	-
Additions	-	4,589,300	1,000,000
Currency realignment		111,594	24,316
At December 31	-	4,700,894	1,024,316

The Group’s intangible assets mainly pertain to an artificial intelligence powered travel platform software and software packages involved in intelligent sales management platform, retain management system, lending management system and donation management system.

Included in the additions of intangible assets during the financial year are as follows:

	December 31, 2022	December 31, 2023
	RM	RM	USD
Salaries and related costs
- Staff	-	111,594	24,316